        INVESTMENT ADVISOR                                  OLDE
  OLDE ASSET MANAGEMENT, INC.                           CUSTODIAN FUND
                                                    SEMI - ANNUAL REPORT
     PRINCIPAL UNDERWRITER                             APRIL 30, 1997
    OLDE DISCOUNT CORPORATION

            CUSTODIAN
       THE BANK OF NEW YORK

       INDEPENDENT AUDITORS
        ERNST & YOUNG LLP

          TRANSFER AGENT
    OLDE DISCOUNT CORPORATION

                                   [DRAWING]

                                                               (UNAUDITED)

  For information regarding your                                OLDE MONEY
  account, telephone your local                                MARKET SERIES
   OLDE Discount branch office
                or                                             OLDE PREMIUM
  OLDE Discount Customer Service                            MONEY MARKET SERIES
       at:   1-800-235-3100
                                                               OLDE PREMIUM PLUS
  This report is authorized for                             MONEY MARKET SERIES
 use by nonshareholders only when
  accompanied or preceded by a
      current prospectus of
       OLDE Custodian Fund.

                        [OLDE CUSTODIAN FUND LETTERHEAD]


                                      May 29, 1997


Dear Shareholder,

We are pleased to present the Semi-Annual Report for the six months ended April 30, 1997 for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains unaudited schedules of investments and financial statements for each of the three series.

The U.S. economy has shown surprising strength in the past six months. Most recently, gross domestic product (GDP) grew at an annual rate of 5.6% in the first quarter of 1997. Accompanying this growth was a tightening in the labor market and investors' fear of impending increases in inflation. Fortunately for investors, inflation has remained moderate with consumer prices rising at an annual rate of just 2.5% through April of this year.

Given the current economic environment, the Federal Reserve has been relatively quiescent. While the Fed did initiate an interest rate hike on March 25, increasing the fed funds rate to 5.50% from 5.25%, the Fed has not taken similar action since. Fearing additional interest rate increases, investors pushed up yields on one year T-bills to 6.07%, the highest yield since the spring of 1995.

The Adviser availed itself of the increase in rates by selectively purchasing longer term money market instruments. Further, the Adviser continued to purchase variable rate securities as opportunities arose. Be assured that the Adviser will continue to give primary attention to investment quality and liquidity while seeking money market securities with attractive yields.

                                      Sincerely,
                                      OLDE CUSTODIAN FUND



                                      Lisa S. Fildes
                                      President

                              OLDE CUSTODIAN FUND

                           OLDE Money Market Series
                            Schedule of Investments
                                April 30, 1997
                                  (Unaudited)

 PRINCIPAL                                                                            AMORTIZED
   AMOUNT                                                                                COST
              DOMESTIC COMMERCIAL PAPER -   24.93%
$  2,425,000  Textron, Incorporated, 5.350%, due 05/01/97........................... $  2,425,000
   1,220,000  PHH Corporation, 5.510%, due 05/01/97.................................    1,220,000
   6,000,000  Countrywide Home Loans, 5.570%, due 05/02/97..........................    5,999,072
   3,585,000  Ford Motor Credit Company of Puerto Rico, 5.560%, due 05/06/97........    3,582,232
   6,615,000  Chrysler Financial Corporation, 5.550%, due 05/07/97..................    6,608,881
   5,890,000  Aetna Services Incorporated, 5.560%, due 05/08/97.....................    5,883,632
   5,595,000  Heller Financial Incorporated, 5.540%, due 05/09/97...................    5,588,112
   8,185,000  Heller Financial Incorporated, 5.540%, due 05/13/97...................    8,169,885
   5,770,000  Prudential Funding, 5.520%, due 05/15/97..............................    5,757,614
   5,295,000  Household Finance Corporation, 5.510%, due 05/16/97...................    5,282,844
   5,000,000  Ford Motor Credit Company of Puerto Rico, 5.510%, due 05/19/97........    4,986,225
   3,535,000  General Motors Acceptance Corporation, 5.520%, due 05/21/97...........    3,524,159
   5,025,000  American General Finance, 5.510%, due 05/22/97........................    5,008,849
   4,200,000  G.E. Credit Capital Services of Puerto Rico, 5.510%, due 05/23/97.....    4,185,857
   4,610,000  Aetna Services Incorporated, 5.550%, due 05/29/97.....................    4,590,100
   5,000,000  Heller Financial Incorporated, 5.620%, due 05/30/97...................    4,977,364
   5,130,000  Credit Suisse First Boston, 5.580%, due 06/03/97......................    5,103,760
   3,745,000  Budget Funding Corporation, 5.590%, due 06/04/97......................    3,725,228
   4,000,000  American General Finance, 5.560%, due 06/05/97........................    3,978,378
   4,355,000  American General Finance, 5.560%, due 06/06/97........................    4,330,786
                                                                                    --------------
                                                                                       94,927,978

              YANKEE COMMERCIAL PAPER - 9.91%
   5,000,000  Daimler-Benz NA Corporation, 5.530%, due 05/06/97.....................    4,996,160
   7,330,000  B.A.T. Capital Corporation, 5.500%, due 05/20/97......................    7,308,723
   6,000,000  Ford Credit Europe PLC, 5.530%, due 05/27/97..........................    5,976,037
   3,940,000  Ford Credit Europe PLC, 5.500%, due 05/28/97..........................    3,923,748
   5,710,000  American Honda Finance Corporation, 5.600%, due 06/09/97..............    5,675,359
   5,440,000  American Honda Finance Corporation, 5.630%, due 06/13/97..............    5,403,417
   4,500,000  Tasmanian Public Finance Corporation, 5.600%, due 06/17/97............    4,467,100
                                                                                    --------------
                                                                                       37,750,544

  PRINCIPAL                                                                                AMORTIZED
    AMOUNT                                                                                    COST
              SHORT-TERM NOTES - 57.73%
$  3,300,000  Associates Corporation, NA, 9.700%, due 05/01/97 ........................ $  3,300,000
   8,000,000  American Honda Finance Corporation, 5.688%, due 05/05/97 (a).............    7,999,957
   6,000,000  Ford Motor Credit Company, 5.710%, due 05/12/97 (a)......................    6,000,050
   8,000,000  Paccar Financial Corporation, 5.563%, due 05/14/97 (a)...................    7,999,750
   8,000,000  FCC National Bank, 6.040%, due 06/19/97..................................    7,999,385
   5,000,000  IBM Corporation, 5.500%, due 06/20/97 (a)................................    4,999,491
   7,500,000  Chrysler Financial Corporation, 5.805%, due 06/23/97 (a).................    7,502,475
   2,000,000  John Deere Capital Corporation, 5.950%, due 06/30/97.....................    1,999,627
   4,000,000  G.E. Capital Corporation, 5.750%, due 07/08/97 (a).......................    4,000,000
  12,000,000  Morgan Stanley Group, 5.796%, due 07/10/97 (a)...........................   12,000,000
   5,000,000  American Express Centurion Bank, 5.658%, due 07/11/97 (a)................    5,000,000
   3,000,000  Abbey National Bank, 5.550%, due 07/15/97 (a)............................    2,999,617
  10,000,000  Dean Witter, Discover & Company, 5.638%, due 08/08/97 (a)................    9,999,070
   3,000,000  IBM Credit Corporation, 5.740%, due 08/14/97.............................    2,999,418
   7,000,000  Paccar Financial Corporation, 5.563%, due 09/22/97 (a)...................    6,997,692
   4,000,000  Australia & New Zealand Bank, 5.900%, due 09/23/97.......................    4,002,561
   5,000,000  PNC Bank, National Association, 5.588%, due 10/01/97 (a).................    4,998,348
   7,000,000  Province of Ontario, 5.700%, due 10/01/97................................    6,990,869
   6,000,000  Merrill Lynch & Company, 5.658%, due 10/03/97 (a)........................    6,000,000
   5,000,000  American Express Centurion Bank, 5.658%, due 10/10/97 (a)................    5,000,000
   5,000,000  Republic Mase Australia, 5.650%, due 10/31/97............................    4,997,598
   8,000,000  Bank One, Dayton, N.A., 5.560%, due 11/03/97 (a).........................    7,997,589
   6,000,000  Toyota Motor Credit Corporation, 7.750%, due 12/19/97....................    6,063,160
  13,000,000  PNC Bank, National Association, 5.598%, due 01/09/98 (a).................   12,993,820
   8,000,000  PHH Corporation, 5.658%, due 01/27/98 (a)................................    7,998,828
   9,000,000  IBM Corporation, 5.670%, due 01/28/98....................................    8,968,766
   3,000,000  Paccar Financial Corporation, 5.880%, due 02/17/98.......................    2,994,160
   4,000,000  Merrill Lynch & Company, 5.700%, due 02/18/98............................    3,999,840
   4,000,000  IBM Credit Corporation, 5.650%, due 02/27/98.............................    3,998,080
  15,000,000  Associates Corporation, NA, 5.580%, due 03/02/98 (a).....................   14,990,361
  11,000,000  Bank of America Illinois 5.850%, due 03/13/98............................   10,990,446
   8,000,000  American Express Centurion Bank, 5.658%, due 03/20/98 (a)................    8,000,000
   7,000,000  Abbey National Bank, 6.100%, due 04/02/98................................    6,992,011
                                                                                        ------------
                                                                                         219,772,969

              U.S. GOVERNMENT SECURITIES - 2.37%
   5,000,000  U.S. Treasury Note, 6.125%, due 06/02/97.................................    5,001,192
   4,000,000  U.S. Treasury Note, 7.250%, due 02/17/98.................................    4,044,024
                                                                                        ------------
                                                                                           9,045,216

              U.S. GOVERNMENT AGENCY SECURITIES - 4.46%
   9,000,000  Student Loan Marketing Association, 5.620%, due 06/30/97................     8,994,021
   8,000,000  Federal Farm Credit Bank, 5.470%, due 02/03/98 (a)......................     7,997,670
                                                                                        ------------
                                                                                          16,991,691
                                                                                        ------------
                                       TOTAL INVESTMENTS - 99.4%..                       378,488,398
                                       OTHER ASSETS LESS LIABILITIES  - 0.6%               2,181,882
                                                                                        ------------
                                       NET ASSETS - 100.0%........                      $380,670,280
                                                                                        ============

              (a) - Variable rate securities. The rates shown are the current rates as of April 30, 1997.

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1997
                                  (UNAUDITED)

ASSETS:
       Investments at amortized cost (Note 1).........        $378,488,398
       Cash...........................................                 701
       Interest receivable............................           2,630,536
       Prepaid expenses...............................              74,224
                                                              ------------
              TOTAL ASSETS............................         381,193,859

LIABILITIES:
       Dividends payable (Note 2).....................             296,872
       Accrued expenses...............................             131,949
       Payable to OLDE Asset Management, Inc..........              94,758
                                                              ------------
             TOTAL LIABILITIES........................             523,579
                                                              ------------
NET ASSETS applicable to 380,670,280 outstanding shares,
  unlimited number of shares authorized, $0.01 par value      $380,670,280
                                                              ============

NET ASSET VALUE, offering and redemption price per share
  on 380,670,280 shares of beneficial interest
  outstanding.........................................        $       1.00
                                                              ============

      OLDE Money Market Series
      Statement of Operations
  Six Months  Ended April 30, 1997
            (Unaudited)

INTEREST INCOME (Note 1): ............................        $ 10,911,927

EXPENSES:
       Management fees................................             978,960
       Transfer agent fees............................             665,326
       Custodian fees.................................              16,902
       Professional fees..............................               8,971
       Accounting fees................................               8,250
       Printing and postage...........................              27,150
       Trustee fees...................................               3,620
       Insurance......................................               4,980
       Registration costs.............................              55,624
       12b-1 distribution costs.......................             125,560
                                                              ------------
            TOTAL EXPENSES ...........................           1,895,343
                                                              ------------
NET INVESTMENT INCOME.................................        $  9,016,584
                                                              ============

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                            OLDE Money Market Series
                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                                                      SIX MONTHS ENDED              YEAR ENDED
                                                                                       APRIL 30, 1997            OCTOBER 31, 1996
                                                                                     -----------------          ------------------
OPERATIONS:
    Net investment income......................................................      $   9,016,584               $    15,486,549

DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income......................................................         (9,016,584)                  (15,486,549)

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    Proceeds from sales of shares..............................................        813,688,119                 1,465,487,864
    Net asset value of shares issued in reinvestment of dividends..............          8,541,069                    14,559,552
                                                                                     -------------               ---------------
                                                                                       822,229,188                 1,480,047,416
    Cost of shares redeemed....................................................       (814,705,790)               (1,420,132,540)
                                                                                     -------------               ---------------
    Net increase in shareholders' equity from share
      transactions.............................................................          7,523,398                    59,914,876
                                                                                     -------------               ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY...........................................          7,523,398                    59,914,876
SHAREHOLDERS' EQUITY:
    At  beginning of period....................................................        373,146,882                   313,232,006
                                                                                     =============               ===============
    At end of period...........................................................      $ 380,670,280               $   373,146,882
                                                                                     =============               ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                                   SIX MONTHS
                                                     ENDED           YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                 APRIL 30, 1997     OCT. 31, 1996    OCT. 31, 1995     OCT. 31, 1994   OCT. 31, 1993
                                                ---------------     -------------    -------------    ---------------  -------------


NET ASSET VALUE, BEGINNING OF PERIOD.............    $    1.00        $    1.00        $    1.00       $    1.00      $     1.00

INVESTMENT OPERATIONS:
    Net investment income........................         0.0228           0.0460           0.0487          0.0293          0.0230

DISTRIBUTIONS:
    Dividends from net investment income.........        (0.0228)         (0.0460)         (0.0487)        (0.0293)        (0.0230)
                                                     -----------      -----------      -----------     -----------    ------------
NET ASSET VALUE, END OF PERIOD...................    $    1.00        $    1.00        $    1.00       $    1.00      $     1.00
                                                     ===========      ===========      ===========     ===========    ============
    TOTAL RETURN(ANNUALIZED).....................         4.61%            4.60%            4.87%           2.93%           2.30%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)....    $ 380,670        $ 373,147        $ 313,232       $ 209,288      $  206,775
    Ratio of expenses to average net assets......         0.97%            1.00%            1.07%           1.05%           1.10%
    Ratio of net investment income
    to average net assets........................         4.61%            4.60%            4.87%           2.93%           2.30%

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1997
                                  (Unaudited)

 PRINCIPAL                                                                                        AMORTIZED
  AMOUNT                                                                                            COST
            DOMESTIC COMMERCIAL PAPER - 21.77%
$4,745,000  Countrywide Home Loans, 5.570%, due 05/02/97..................................      $ 4,744,256
 1,185,000  PHH Corporation, 5.510%, due 05/05/97.........................................        1,184,274
 4,210,000  Heller Financial Incorporated, 5.520%, due 05/07/97...........................        4,206,127
 3,940,000  Heller Financial Incorporated, 5.540%, due 05/09/97...........................        3,935,149
 4,820,000  Sears Acceptance Corporation, 5.540%, due 05/13/97............................        4,811,099
 5,150,000  Sears Acceptance Corporation, 5.520%, due 05/15/97............................        5,138,945
 4,100,000  Heller Financial Incorporated, 5.600%, due 05/16/97...........................        4,090,433
 4,000,000  Ford Motor Credit Company of Puerto Rico, 5.510%, due 05/19/97................        3,988,980
 2,040,000  General Motors Acceptance Corporation, 5.520%, due 05/21/97...................        2,033,744
 3,975,000  G.E. Credit Capital Services of Puerto Rico, 5.510%, due 05/22/97.............        3,962,224
 6,225,000  American Gerneral Finance, 5.510%, due 05/23/97...............................        6,204,039
 4,180,000  Chrysler Financial Corporation, 5.520%, due 05/28/97..........................        4,162,695
 3,345,000  Aetna Services Incorporated, 5.550%, due 05/29/97.............................        3,330,561
 3,870,000  Budget Funding Corporation, 5.570%, due 06/03/97..............................        3,850,240
                                                                                                -----------
                                                                                                 55,642,776

            YANKEE COMMERCIAL PAPER - 10.83%
 5,000,000  Hitachi Credit America, 5.360%, due 05/01/97..................................        5,000,000
 6,470,000  Daimler-Benz NA Corporation, 5.530%, due 05/06/97.............................        6,465,031
 5,440,000  B.A.T. Capital Corporation, 5.500%, due 05/20/97..............................        5,424,209
 5,000,000  Ford Credit Europe PLC, 5.530%, due 05/27/97..................................        4,980,030
 4,365,000  American Honda Finance Corporation, 5.600%, due 06/09/07......................        4,338,519
 1,495,000  American Honda Finance Corporation, 5.630%, due 06/20/97......................        1,483,310
                                                                                                -----------
                                                                                                 27,691,099

            BANK OBLIGATIONS - 7.82%
 7,000,000  Royal Bank of Canada-NY, 5.560%, due 11/14/97 (a).............................        6,995,836
 4,000,000  Bankers Trust Company, 5.660%, due 12/10/97 (a)...............................        3,998,248
 5,000,000  Societe Generale-NY, 5.850%, due 03/03/98.....................................        4,998,280
 4,000,000  Canadian Imperial Bank of Commerce, 5.940%, due 03/17/98......................        3,999,665
                                                                                                -----------
                                                                                                 19,992,029

    PRINCIPAL                                                                                    AMORTIZED
     AMOUNT                                                                                         COST
             SHORT-TERM NOTES - 52.03%
$ 2,000,000  American Honda Finance Corporation, 5.688%, due 05/05/97 (a)............           $  1,999,988
  5,000,000  Credit Suisse First Boston, 5.920%, due 05/08/97 (a)....................              5,000,034
  4,000,000  Ford Motor Credit Company, 5.710%, due 05/12/97 (a).....................              4,000,033
  7,000,000  Paccar Financial Corporation, 5.563%, due 05/14/97 (a)..................              6,999,781
  5,000,000  FCC National Bank, 6.040%, due 06/19/97.................................              4,999,616
  2,000,000  IBM Corporation, 5.500%, due 06/20/97 (a)...............................              1,999,797
  8,000,000  Chrysler Financial Corporation, 5.805%, due 06/23/97 (a)................              8,002,640
  4,000,000  John Deere Capital Corporation, 5.950%, due 06/30/97....................              3,999,255
  3,000,000  G.E. Capital Corporation, 5.750%, due 07/08/97 (a)......................              3,000,000
 10,000,000  Morgan Stanley Group, 5.796%, due 07/10/97 (a)..........................             10,000,000
  3,000,000  American Express Centurion Bank, 5.658%, due 07/11/97 (a)...............              3,000,000
  2,000,000  Abbey National Bank, 5.550%, due 07/15/97 (a)...........................              1,999,744
  5,000,000  Dean Witter, Discover & Company, 5.638%, due 08/08/97 (a)...............              4,999,535
  4,000,000  IBM Credit Corporation, 5.740%, due 08/14/97............................              3,999,225
  4,000,000  Ford Motor Credit Company, 5.461%, due 09/02/97 (a).....................              4,001,180
  3,000,000  Paccar Financial Corporation, 5.563%, due 09/22/97 (a)..................              2,999,011
  2,000,000  Australia & New Zealand Bank, 5.900%, due 09/23/97......................              2,001,281
  6,000,000  PNC Bank, National Association, 5.588%, due 10/01/97 (a)................              5,998,018
  3,000,000  Province of Ontario, 5.700%, due 10/01/97...............................              2,996,087
  3,000,000  American Express Centurion Bank, 5.658%, due 10/10/97 (a)...............              3,000,000
  3,000,000  Republic Mase Australia, 5.650%, due 10/31/97...........................              2,998,558
  5,000,000  Bank One Dayton, 5.560%, due 11/03/97 (a)...............................              4,998,493
  3,000,000  PNC Bank, National Association, 5.598%, due 01/09/98 (a)................              2,998,574
  5,000,000  PHH Corporation, 5.658%, due 01/27/98 (a)...............................              4,999,267
  4,000,000  IBM Corporation, 5.670%, due 01/28/98...................................              3,986,118
  2,000,000  Paccar Financial Corporation, 5.880%, due 02/17/98......................              1,996,107
  2,000,000  Merrill Lynch & Company, 5.700%, due 02/18/98...........................              1,999,920
  2,000,000  IBM Credit Corporation, 5.650%, due 02/27/98............................              1,999,040
  8,000,000  Associates Corporation, NA, 5.580%, due 03/02/98 (a)....................              7,994,867
  4,000,000  Credit Suisse First Boston, 5.915%, due 03/13/98........................              4,000,000
  5,000,000  American Express Centurion Bank, 5.658%, due 03/20/98 (a)...............              5,000,000
  5,000,000  Abbey National Bank, 6.100%, due 04/02/98...............................              4,994,294
                                                                                                ------------
                                                                                                 132,960,463

             U.S. GOVERNMENT SECURITIES - 2.75%
  4,000,000  U.S. Treasury Note, 6.125%, due 06/02/97................................              4,000,964
  3,000,000  U.S. Treasury Note, 7.250%, due 02/17/98................................              3,033,018
                                                                                                ------------
                                                                                                   7,033,982

             U.S. GOVERNMENT AGENCY SECURITIES - 4.30%
  6,000,000  Student Loan Marketing Association, 5.620%, due 06/30/97................              5,996,015
  5,000,000  Federal Farm Credit Bank, 5.470%, due 02/03/98 (a)......................              4,998,544
                                                                                                ------------
                                                                                                  10,994,559
                                                                                                ------------
                                           TOTAL INVESTMENTS - 99.5%.................            254,314,908
                                           OTHER ASSETS LESS LIABILITIES - 0.5%......              1,238,015
                                                                                                ------------
                                           NET ASSETS - 100.0%.......................           $255,552,923
                                                                                                ============

 (a) - Variable rate securities.  The rates shown are the current rates as of
                                April 30, 1997.

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1997
                                  (Unaudited)

ASSETS:
       Investments at amortized cost (Note 1)...........................        $254,314,908
       Interest receivable..............................................           1,656,003
       Prepaid expenses.................................................              54,831
                                                                                ------------
              TOTAL ASSETS..............................................         256,025,742

LIABILITIES:
       Dividends payable (Note 2).......................................             218,056
       Accrued expenses.................................................             159,348
       Payable to OLDE Asset Management, Inc............................              95,415
                                                                                ------------
             TOTAL LIABILITIES..........................................             472,819
                                                                                ------------
NET ASSETS applicable to 255,552,923 outstanding shares,
  unlimited number of shares authorized, $0.01 par value................        $255,552,923
                                                                                ============

NET ASSET VALUE, offering and redemption price per share
  on 255,552,923 shares of beneficial interest outstanding..............        $       1.00
                                                                                ============

                        OLDE Premium Money Market Series
                            Statement of Operations
                        Six Months  Ended April 30, 1997
                                  (Unaudited)

INTEREST INCOME (Note 1): ............................                          $  6,927,850

EXPENSES:
       Management fees................................                               372,326
       Transfer agent fees............................                               178,371
       Custodian fees.................................                                 9,635
       Professional fees..............................                                 8,971
       Accounting fees................................                                 8,250
       Printing and postage...........................                                 5,430
       Trustee fees...................................                                 1,810
       Insurance......................................                                 4,659
       Registration costs.............................                                42,270
       12b-1 distribution costs.......................                               159,925
                                                                                ------------
            TOTAL EXPENSES ...........................                               791,647
                                                                                ------------
NET INVESTMENT INCOME.................................                          $  6,136,203
                                                                                ============


                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                    Six Months Ended                            Year Ended
                                                                     April 30, 1997                          October 31, 1996
OPERATIONS:                                                         ----------------                         ----------------
    Net investment income........................................$      6,136,203                           $    10,259,516

DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income........................................      (6,136,203)                              (10,259,516)

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    Proceeds from sales of shares................................     394,724,448                               689,651,366
    Net asset value of shares issued in reinvestment of dividend        5,821,248                                 9,649,262
                                                                  ---------------                           ---------------
                                                                      400,545,696                               699,300,628
    Cost of shares redeemed......................................    (378,955,165)                             (643,540,931)
                                                                  ---------------                           ---------------
    Net increase in shareholders' equity from share transactions       21,590,531                                55,759,697
                                                                  ---------------                           ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY.............................      21,590,531                                55,759,697
SHAREHOLDERS' EQUITY:
    At  beginning of period......................................     233,962,392                               178,202,695
                                                                  ---------------                           ---------------
    At end of period.............................................$    255,552,923                           $   233,962,392
                                                                  ===============                           ===============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                             Six Months
                                               Ended             Year Ended        Year Ended        Year Ended        Year Ended
                                           April 30, 1997       Oct. 31, 1996     Oct. 31, 1995     Oct. 31, 1994     Oct. 31, 1993
                                          ----------------      ---------------   -------------     -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   1.00             $   1.00          $   1.00          $   1.00          $    1.00

INVESTMENT OPERATIONS:
    Net investment income................      0.0245               0.0490            0.0524            0.0293             0.0230

Distributions:
    Dividends from net investment income.     (0.0245)             (0.0490)          (0.0524)          (0.0293)           (0.0230)
                                           ----------           ----------        ----------         ---------        -----------
NET ASSET VALUE, END OF PERIOD...........  $   1.00             $   1.00          $   1.00          $   1.00          $    1.00
                                           ----------           ----------        ==========        ==========        ===========
    TOTAL RETURN(ANNUALIZED).............      4.94%                4.90%             5.24%             3.39%              2.76%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
    (000's omitted)....................... $ 255,553            $ 233,962         $ 178,203         $  87,946          $ 103,317
    Ratio of expenses to average net asset     0.64%                0.70%             0.70%             0.60%              0.70%
    Ratio of net investment income
    to average net assets.................     4.94%                4.90%             5.24%             3.39%              2.76%

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1997
                                  (UNAUDITED)

      PRINCIPAL                                                                                                   AMORTIZED
       AMOUNT                                                                                                       COST
                  DOMESTIC COMMERCIAL PAPER - 26.85%
$     25,000,000  Aetna Services Incorporated, 5.580%, due 05/01/97...........................................$   25,000,000
      19,500,000  Textron Incorporated, 5.730%, due 05/01/97..................................................    19,500,000
      12,000,000  Merrill Lynch & Company, 5.520%, due 05/02/97...............................................    11,998,160
       8,955,000  Countrywide Home Loans, 5.570%, due 05/02/97................................................     8,953,614
      15,855,000  PHH Corporation, 5.510%, due 05/02/97.......................................................    15,852,573
      15,150,000  Sears Acceptance Corporation, 5.560%, due 05/05/97..........................................    15,140,641
      20,000,000  Heller Financial Incorporated, 5.520%, due 05/06/97.........................................    19,984,667
      35,575,000  Chrysler Financial Corporation, 5.550%, due 05/07/97........................................    35,542,093
      27,320,000  Heller Financial Incorporated, 5.530%, due 05/08/97.........................................    27,290,623
      18,165,000  Heller Financial Incorporated, 5.540%, due 05/09/97.........................................    18,142,637
      17,830,000  John Deere Capital Corporation, 5.520%, due 05/13/97........................................    17,797,193
      35,105,000  Prudential Funding, 5.520%, 05/15/97........................................................    35,029,641
      32,680,000  Household Finance Corporation, 5.510%, due 05/16/97.........................................    32,604,972
      34,360,000  Household Finance Corporation, 5.490%, due 05/19/97.........................................    34,265,682
      30,000,000  Ford Motor Credit Company of Puerto Rico, 5.510%, due 05/20/97..............................    29,912,758
      13,165,000  General Motors Acceptance Corporation, 5.520%, due 05/21/97.................................    13,124,627
      32,695,000  Heller Financial Incorporated, 5.580%, due 05/22/97.........................................    32,588,578
      25,950,000  American General Finance, 5.510%, due 05/23/97..............................................    25,862,621
      25,395,000  Chrysler Financial Corporation, 5.520%, due 05/28/97........................................    25,289,865
      21,370,000  Aetna Services Incorporated, 5.570%, due 05/29/97...........................................    21,277,420
       8,515,000  General Motors Acceptance Corporation, 5.590%, due 05/30/97.................................     8,476,657
      32,075,000  Credit Suisse First Boston, 5.580%, due 06/03/97............................................    31,910,936
      22,255,000  Budget Funding Corporation, 5.590%, due 06/05/97............................................    22,134,143
                                                                                                                 -----------
                                                                                                                 527,680,101

                  YANKEE COMMERCIAL PAPER - 4.21%
      31,000,000  Ford Credit Europe PLC, 5.530%, due 05/27/97................................................    30,876,190
      23,000,000  Ford Credit Europe PLC, 5.570%, due 06/04/97................................................    22,879,007
       3,925,000  American Honda Finance Corporation, 5.600%, due 06/09/97....................................     3,901,188
      25,420,000  Ford Credit Europe PLC, 5.570%, due 06/16/97................................................    25,239,080
                                                                                                                 -----------
                                                                                                                  82,895,465

                  BANK OBLIGATIONS - 8.34%
      43,000,000  Royal Bank of Canada-NY, 5.560%, due 11/14/97 (a)...........................................    42,974,419
      80,000,000  Bankers Trust Company, 5.660%, due 12/10/97 (a).............................................    79,963,824
      20,000,000  Societe Generale-NY, 5.850%, due 03/03/98...................................................    19,993,119
      21,000,000  Canadian Imperial Bank of Commerce, 5.940%, due 02/17/98....................................    20,998,240
                                                                                                                 -----------
                                                                                                                 163,929,602

                  SHORT-TERM NOTES - 53.84%
       9,600,000  Associates Corporation, NA, 9.700%, due 05/01/97............................................     9,599,999
      30,000,000  American Honda Finance Corporation, 5.688%, due 05/05/97 (a)................................     9,999,836
      25,000,000  Ford Motor Credit Company, 5.710%, due 05/12/97 (a).........................................    25,000,205
      25,000,000  Paccar Financial Corporation, 5.563%, due 05/14/97 (a)......................................    24,999,219
      37,000,000  FCC National Bank, 6.040%, due 06/19/97.....................................................    36,997,153
      18,000,000  IBM Corporation, 5.500%, due 06/20/97 (a)...................................................    17,998,170


   PRINCIPAL                                                                                     AMORTIZED
    AMOUNT                                                                                          COST

             SHORT-TERM NOTES - (CONTINUED)
$ 9,500,000  Chrysler Financial Corporation, 5.805%, due 06/23/97 (a)...............       $       9,503,135
 19,000,000  John Deere Capital Corporation, 5.950%, due 06/30/97...................              18,996,459
 43,000,000  G.E. Capital Corporation, 5.750%, due 07/08/97 (a).....................              43,000,000
 53,000,000  Morgan Stanley Group, 5.796%, due 07/10/97 (a).........................              53,000,000
 22,000,000  American Express Centurion Bank, 5.658%, due 07/11/97 (a)..............              22,000,000
 25,000,000  Abbey National Bank, 5.550%, due 07/15/97 (a)..........................              24,996,809
 35,000,000  Dean Witter, Discover & Company, 5.638%, due 08/08/97 (a)..............              34,996,748
 43,000,000  IBM Credit Corporation, 5.740%, due 08/14/97...........................              42,991,662
 25,000,000  Ford Motor Credit Company, 5.461%, due 09/02/97 (a)....................              25,007,376
 35,000,000  Paccar Financial Corporation, 5.563%, due 09/22/97 (a).................              34,988,459
 19,000,000  Australia & New Zealand Bank, 5.900%, due 09/23/97.....................              19,012,168
 39,000,000  PNC Bank , National Association, 5.588%, due 10/01/97 (a)..............              38,987,114
 24,945,000  Province of Ontario, 5.700%, due 10/01/97..............................              24,912,462
 44,000,000  Merrill Lynch & Company, 5.658%, due 10/03/97 (a)......................              44,000,000
 17,000,000  American Express Centurion Bank, 5.658%, due 10/10/97 (a)..............              17,000,000
 17,000,000  Republic Mase Australia, 5.650%, due 10/31/97..........................              16,991,834
 37,000,000  Bank One, Dayton, 5.560%, due 11/03/97 (a).............................              36,988,848
 10,000,000  B.H.P. Finance U.S.A., 7.000%, due 12/01/97............................              10,072,425
 10,000,000  Chrysler Financial Corporation, 5.938%, due 01/09/98 (a)...............              10,018,826
 34,000,000  PNC Bank, National Association, 5.598%, due 01/09/98 (a)...............              33,983,837
 10,000,000  Chrysler Financial Corporation, 5.938%, due 01/09/98 (a)...............              10,018,724
 37,000,000  PHH Corporation, 5.658%, due 01/27/98 (a)..............................              36,994,580
 37,000,000  IBM Corporation, 5.670%, due 01/28/98..................................              36,871,593
 19,000,000  Merrill Lynch & Company, 5.700%, due 02/18/98..........................              18,999,237
 19,000,000  IBM Credit Corporation, 5.650%, due 02/27/98...........................              18,990,882
 70,000,000  Associates Corporation, NA, 5.580%, due 03/02/98 (a)...................              69,954,996
 19,000,000  Bank of America Illinois, 5.850%, due 03/13/98.........................              18,983,497
 21,000,000  Credit Suisse First Boston, 5.915%, due 03/13/98.......................              21,000,000
 37,000,000  American Express Centurion Bank, 5.658%, due 03/20/98 (a)..............              37,000,000
 20,000,000  Morgan Guaranty Trust, 6.022%, due 03/25/98............................              19,986,617
 13,000,000  Abbey National Bank, 6.100%, due 04/02/98..............................              12,985,164
 25,000,000  Merrill Lynch & Company, 6.225%, due 04/07/98..........................              25,000,000
 25,000,000  American Honda Finance, 5.688%, due 04/08/98 (a).......................              24,988,288
                                                                                           -----------------
                                                                                               1,057,816,322

             U.S. GOVERNMENT SECURITIES - 2.50%
 31,000,000  U.S. Treasury Note, 6.125%, due 06/02/97...............................              31,007,484
 18,000,000  U.S. Treasury Note, 7.250%, due 02/17/98...............................              18,198,109
                                                                                           -----------------
                                                                                                  49,205,593

             U.S. GOVERNMENT AGENCY SECURITIES - 3.66%
 35,000,000  Student Loan Marketing Association, 5.620%, due 06/30/97...............              34,976,750
 37,000,000  Federal Farm Credit Bank, 5.470%, due 02/03/98 (a).....................              36,989,224
                                                                                           -----------------
                                                                                                  71,965,974
                                                                                           -----------------
                                      TOTAL INVESTMENTS - 99.4%.....................           1,953,493,057
                                      OTHER ASSETS LESS LIABILITIES - 0.6%..........              11,183,849
                                                                                           -----------------
                                      NET ASSETS - 100.0%...........................       $   1,964,676,906
                                                                                           =================

         (a) - Variable rate securities. The rates shown are the current rates as of April 30, 1997.

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                    OLDE PREMIUM PLUS MONEY MARKET SERIES
                     STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1997
                                 (UNAUDITED)

ASSETS:
       Investments at amortized cost (Note 1)..............................................................   $ 1,953,493,057
       Interest receivable.................................................................................        13,169,703
       Prepaid expenses....................................................................................           207,829
                                                                                                              ---------------
              Total assets.................................................................................     1,966,870,589

LIABILITIES:
       Dividends payable (Note 2)..........................................................................         1,825,691
       Accrued expenses....................................................................................           155,295
       Payable to OLDE Asset Management, Inc...............................................................           212,697
                                                                                                              ---------------
             Total liabilities.............................................................................         2,193,683
                                                                                                              ---------------
NET ASSETS applicable to 1,964,676,906 outstanding shares,
  unlimited number of shares authorized, $0.01 par value...................................................   $ 1,964,676,906
                                                                                                              ===============

NET ASSET value, offering and redemption price per share
  on 1,964,676,906 shares of beneficial interest outstanding...............................................  $           1.00
                                                                                                             ================


                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS  ENDED APRIL 30, 1997
                                  (UNAUDITED)

INTEREST INCOME (Note 1): .................................................................................  $     53,638,922

EXPENSES:
       Management fees.....................................................................................         1,443,693
       Transfer agent fees.................................................................................           247,931
       Custodian fees......................................................................................            41,399
       Professional fees...................................................................................            10,177
       Accounting fees.....................................................................................             8,250
       Printing and postage................................................................................             7,240
       Trustee fees........................................................................................            11,780
       Insurance...........................................................................................             7,703
       Amortization of organizational costs................................................................             2,011
       Registration costs..................................................................................           167,194
       12b-1 distribution costs............................................................................           594,956
                                                                                                             ----------------
            Total expenses ................................................................................         2,542,334
Expenses waived and reimbursed.............................................................................        (1,893,171)
                                                                                                             ----------------
     NET EXPENSES..........................................................................................           649,163
                                                                                                             ----------------
NET INVESTMENT INCOME......................................................................................  $     52,989,759
                                                                                                             ================

                            See accompanying notes.

                              OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                                            APRIL 30, 1997                         OCTOBER 31, 1996
OPERATIONS:                                                               ------------------                       ----------------
    Net investment income................................................ $     52,989,759                         $    83,074,708

DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income................................................      (52,989,759)                            (83,074,708)

SHARE TRANSACTIONS (at $1.00 per share):
    Proceeds from sales of shares........................................    1,886,988,531                           3,243,478,670
    Net asset value of shares issued in reinvestment of dividends........       51,452,145                              79,753,027
                                                                          ----------------                         ---------------
                                                                             1,938,440,676                           3,323,231,697
    Cost of shares redeemed..............................................   (1,799,243,866)                         (2,669,874,893)
                                                                          ----------------                         ---------------
    Net increase in shareholders' equity from share transactions.........      139,196,810                             653,356,804
                                                                          ----------------                         ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY.....................................      139,196,810                             653,356,804
SHAREHOLDERS' EQUITY:
    At  beginning of period..............................................    1,825,480,096                           1,172,123,292
                                                                          ----------------                         ---------------
    At end of period..................................................... $  1,964,676,906                         $ 1,825,480,096
                                                                          ================                         ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                             SIX MONTHS
                                                ENDED           YEAR ENDED         YEAR ENDED          YEAR ENDED       YEAR ENDED
                                           APRIL 30, 1997     OCT. 31, 1996       OCT. 31, 1995       OCT. 31, 1994    OCT. 31, 1993
                                           --------------     -------------       -------------       -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD...... $    1.00          $   1.00            $   1.00            $   1.00         $    1.00
INVESTMENT OPERATIONS:
    Net investment income.................      0.0273            0.0560              0.0598              0.0401            0.0342

DISTRIBUTIONS:
    Dividends from net investment income..     (0.0273)          (0.0560)            (0.0598)            (0.0401)          (0.0342)
                                           -----------        ----------          ----------          ----------       -----------
NET ASSET VALUE, END OF PERIOD...........  $    1.00          $   1.00            $   1.00            $    1.00        $    1.00
                                           ===========        ==========          ==========          ==========       ===========
TOTAL RETURN(ANNUALIZED).................       5.51%             5.60%               5.98%                4.01%            3.42%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
    (000's omitted)......................  $ 1,964,677        $1,825,480          $1,172,123          $  392,304       $  170,630
    Ratio of expenses to average net
    assets...............................       0.07%              -                   -                   -                -
    Ratio of net investment income
    to average net assets.................      5.51%             5.60%               5.98%               4.01%            3.42%


                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        NOTES TO FINANCIAL STATEMENTS
                               APRIL 30, 1997
                                 (UNAUDITED)





                 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
                 OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

                 NATURE OF OPERATIONS
                 The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

                 SECURITY VALUATION
                 The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

                 Investment securities purchases and sales are accounted for on a trade-date basis.

                 INTEREST INCOME
                 Interest Income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

                 DEFERRED ORGANIZATIONAL COSTS
                 Organizational costs of OLDE Premium Plus Money Market Series have been fully amortized over a 60-month period from the commencement of operations.

                 EXPENSES
                 Expenses of each series are accrued daily.




                 USE OF ACCOUNTING ESTIMATES
                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



                 2. DIVIDENDS TO SHAREHOLDERS
                 On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

                 Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

                 3. FEDERAL INCOME TAXES
                 The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

                 4. TRANSACTIONS WITH AFFILIATES The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

                 OLDE Money Market Series                      0.50%
                 OLDE Premium Money Market Series              0.30%
                 OLDE Premium Plus Money Market Series         0.15%

                 The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

                 The Fund has an Accounting Service Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

                 The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per account.

                 The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the six months ended April 30, 1997. For the six months ended April 30, 1997, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $17,210 to unaffiliated trustees.

                 The Adviser voluntarily agreed to waive its management fee, accounting fee, and reimburse all other expenses of OLDE Premium Plus Money Market Series until January 1, 1997. Effective January 1, 1997 through January 1, 1998, the Adviser has voluntarily agreed to limit expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the six months ended April 30, 1997, the Series incurred total expenses of $2,542,334. The Adviser waived fees of $1,443,101. OLDE Discount waived transfer agency fees of $80,026 and 12b-1 expenses of $278,105 and the balance of $91,939 in expenses was reimbursed by the Adviser.




                 5. DISTRIBUTION ASSISTANCE
                 Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

                 OLDE Money Market Series                      0.25%
                 OLDE Premium Money Market Series              0.15%
                 OLDE Premium Plus Money Market Series         0.15%

                 For the six months ended April 30, 1997, the annualized percentage rate of 12b-1 expense was .06% for OLDE Money Market Series, .13% for OLDE Premium Money Market Series and .06% for OLDE Premium Plus Money Market Series.

                 6. INVESTMENT SECURITIES TRANSACTIONS Investment securities transactions for the six months ended April 30, 1997 are as follows:
                  OLDE Money Market Series:
                   Purchases:     $ 1,017,444,514
                     Sales (including maturities):   $ 1,015,413,999
                  OLDE Premium Money Market Series:
                     Purchases:   $ 728,509,227
                     Sales (including maturities):   $ 710,104,258
                  OLDE Premium Plus Money Market Series:
                     Purchases:   $ 4,860,571,293
                     Sales (including maturities):   $ 4,745,008,110

                 7. BANK LINE OF CREDIT
                 At April 30, 1997 a secured line of credit in the amount of $5,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of April 30, 1997.

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